Shareholder Report, Holdings (Details) - C000244439 [Member]	Jul. 31, 2024
Lamb Weston Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Brown-Forman Corp. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hershey Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Mondelez International, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Best Buy Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Target Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sonoco Products Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Nexstar Media Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%